The movements in the write-down of inventories to the net realizable value, for which the additions, reversals and write-offs were recorded against Cost of Sales, are presented in the table below: (Details) - BRL (R$)
R$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DisclosureOfInventoriesLineItems [Line Items]
Beginning balance	R$ (75,705)	R$ (68,157)
Additions	(193,530)	(207,898)
Reversals	124,565	85,816
Write-offs	79,323	114,803
Exchange rate variation	(695)	(269)
Ending balance	(66,042)	(75,705)
Provision for adjustment to realizable value [member]
DisclosureOfInventoriesLineItems [Line Items]
Beginning balance	(31,155)	(10,712)
Additions	(117,668)	(106,357)
Reversals	124,565	85,816
Write-offs
Exchange rate variation	(237)	98
Ending balance	(24,495)	(31,155)
Provision For Deterioration [Member]
DisclosureOfInventoriesLineItems [Line Items]
Beginning balance	(29,831)	(42,526)
Additions	(68,608)	(91,237)
Reversals
Write-offs	71,824	104,115
Exchange rate variation	(232)	(183)
Ending balance	(26,847)	(29,831)
Provision For Obsolescense [Member]
DisclosureOfInventoriesLineItems [Line Items]
Beginning balance	(14,719)	(14,919)
Additions	(7,254)	(10,304)
Reversals
Write-offs	7,499	10,688
Exchange rate variation	(226)	(184)
Ending balance	R$ (14,700)	R$ (14,719)